Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2022	81,651	345	81,996
Additions, net	30,361	194	30,555
Depreciation	(18,854)	(372)	(19,226)
As of December 31, 2022	93,158	167	93,325
Additions, net	71,315	957	72,272
Depreciation	(38,650)	(398)	(39,048)
As of December 31, 2023	125,823	726	126,549

Schedule of analysis of lease liabilities

	Lease Liabilities
	2022	2023
As of January 1,	55,898	62,569
Additions, net	18,913	54,442
Interest expense on leases (Note 13)	1,668	3,785
Payments	(13,910)	(26,888)
As of December 31,	62,569	93,908
Lease liabilities—current portion	17,433	28,831
Lease liabilities—non-current portion	45,136	65,077
Total	62,569	93,908